Acquisition of Bao Li Gaming Promotion Limited (Details 5) (Bao Li Gaming [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bao Li Gaming [Member]
Revenue	$ 245,660,873	$ 268,394,076
Expenses	176,972,496	190,787,979
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 68,688,377	$ 77,606,097
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ 1.62	$ 2.08
Diluted (in dollars per share)	$ 1.62	$ 2.01
Weighted average shares outstanding
Basic (in share)	42,324,462	37,371,426
Diluted (in share)	42,324,628	38,691,186